PRE-OPENING EXPENSES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PRE-OPENING EXPENSES
Rents		163,155	186,656	191,538
Personnel costs		7,217	8,700	15,488
Others		15,953	15,928	23,664
Total	$ 30,030	186,325	211,284	230,690